Derivatives - Summary of Gains Losses On Cash Flow Hedge Ineffectiveness (Detail) - Cash flow hedges [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Gains Losses On Cash Flow Hedge Ineffectiveness [Line Items]
Hedge ineffectiveness on cash flow hedges	€ (3)	€ 1	€ 0
Gains (losses) reclassified from equity into the income statement	(102)	(38)	74
Expected deferred gain (loss) to be reclassified from equity into net result during the next 12 months	€ 116	€ 113	€ 92